UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 18, 2021 to June 17, 2021

Commission File Number of issuing entity:	333-201743-02

Central Index Key Number of issuing entity:	0001653542

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-201743

Central Index Key Number of depositor:	0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001102113
0001541557
0001548567
0001682532

Bank of America, National Association
Morgan Stanley Mortgage Capital Holdings LLC
CIBC Inc.
Starwood Mortgage Funding III LLC
(Exact name of sponsor(s) as specified in its charter)

W. Todd Stillerman (980) 388-7451
(Name and telephone number, including area code, of the person to contact in connection with this filing)

NY
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3981653
38-3981654
38-3981655
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

312-332-7458
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-SB	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-5	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
X-D	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
C	☐	☐	☒	_______
D	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
1. Distribution and Pool Performance Information.
On June 17, 2021 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on May 17, 2021. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association ("Bank of America") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 8, 2019, as amended by a Rule 15Ga-1 Form 15G/A on May 14, 2019. The Central Index Key number for Bank of America is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 09, 2021. The CIK number of CIBC Inc. is 0001548567.

Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on January 22, 2021. The CIK number for Starwood Mortgage Funding III LLC is 0001682532.

PART II - OTHER INFORMATION ITEM
Item 2. Legal Proceedings.

Disclosure from U.S. Bank National Association, as Trustee:

“In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the NCMSLT Action are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans (the “Consolidated Action”). U.S. Bank and other parties to the Consolidated Action have briefed and argued motions for judgment on the pleadings pursuant to Chancery Court Rule 12(c) regarding disputed issues of contractual interpretation at issue in one or more of the cases comprising the Consolidated Action, including the NCMSLT Action. The Court has not yet ruled on these motions or on U.S. Bank’s dismissal motion in the NCMSLT Action.

U.S. Bank intends to continue to defend the NCMSLT Action vigorously.”

Item 9. Other Information.
Wells Fargo Bank, N.A. in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: May 17, 2021	$0.00
Current Distribution Date: June 17, 2021	$0.00

*REO Account Balance
Prior Distribution Date: May 17, 2021	$0.00
Current Distribution Date: June 17, 2021	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: May 17, 2021	$2,307.29
Current Distribution Date: June 17, 2021	$2,339.34

Interest Reserve Account Balance
Prior Distribution Date: May 17, 2021	$0.00
Current Distribution Date: June 17, 2021	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: May 17, 2021	$0.00
Current Distribution Date: June 17, 2021	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: May 17, 2021	$0.00
Current Distribution Date: June 17, 2021	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, relating to the June 17, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

Date: June 23, 2021	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, relating to the June 17, 2021 distribution.